Reportable Segments - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments	2
Reportable segments	2
Equity in net income from affiliated companies | $	$ 21,065	$ 45,808	$ 37,318
Revenue Benchmark [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration Risk	10.40%	11.70%	12.20%
Revenue Benchmark [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration Risk			10.80%